Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets
Established credit losses	kr (20)	kr (25)
Reserves applied to cover established credit losses	20	40
Recovered credit losses			kr 0
Net credit losses	(153)	(10)	7
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(98)	(19)	6
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	(48)	11	14
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses	kr (7)	kr (17)	kr (13)